Changes in Accounting Policies (Details) - Schedule of impact on the balance sheet $ in Thousands	Dec. 31, 2022 CAD ($)
Schedule Of Impact On The Balance Sheet Abstract
Satellites, property and other equipment	$ (2,087)
Intangible assets	(1,419)
Accumulated earnings	3,495
Reserves	$ 11